Basic and Diluted Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basic and Diluted Loss per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE

NOTE 12 — BASIC AND DILUTED LOSS PER SHARE (*):

Basic net loss per share is computed using the weighted average number of shares of common stock and pre-funded warrants and fully vested RSUs outstanding during the period, net of treasury shares. In computing diluted loss per share, basic loss per share is adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested RSUs granted under employee stock compensation plans, and the exercise of warrants using the treasury stock method; and (ii) the conversion of the convertible redeemable preferred stock, and convertible loan using the “if-converted” method, by adding to net loss the change in the fair value of the convertible loan, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of these instruments. For further details on the effects on the instruments described below, please see note 2 above.

Options to purchase 90,377 and 94,018 shares of common stock at an average exercise price of $3.94 and $4.53 per share were outstanding as of September 30, 2023, and September 30, 2022, respectively, but were not included in the computation of diluted EPS because to do so would have had antidilutive effect on the basic loss per share.

RSU’s to purchase 72,945 shares of common stock at an average grant date fair value of $11.1 per share were outstanding as of September 30, 2023, but were not included in the computation of diluted EPS because to do so would have had antidilutive effect on the basic loss per share.

Warrants convertible into 1,047,589 and 7,736 of the Company’s common stock were outstanding as of September 30, 2023, and 2022 but were not included in the computation of diluted EPS because to do so would have had an antidilutive effect on the basic loss per share.

The following table sets forth the computation of basic and diluted net loss per share attributable to common shareholders:

	Three months ended September 30,			Nine months ended September 30,
	2023	2022		2023		2022
Numerator:
Net loss	$(867)		$(2,207)		$(4,355)		$(8,500)
Denominator:
Common shares outstanding used in computing net loss per share attributable to common shareholders	2,370,486		1,731,753		1,986,178		968,721
Pre-Funded warrants to purchase common shares	304,250		—		262,712		—
Fully vested RSUs outstanding used in computing net loss per share attributable to common shareholders	10,890		—		5,345		—
Weighted average number of shares used in computing basic and diluted net loss per share attributable to common shareholders	2,685,626		1,731,753		2,254,235		968,721
Net loss per share attributable to common shareholders – basic and diluted	$(0.32)	$	(*)(1.27)	$	(*)(1.93)	$	(*)(8.77)

(*)      Adjusted to reflect April 2023 reverse stock split, see note 3(f).

NOTE 17 — BASIC AND DILUTED LOSS PER SHARE:

Basic net loss per share is computed using the weighted average number of common stock and fully vested RSUs outstanding during the period, net of treasury shares. In computing diluted loss per share, basic loss per share is adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested RSUs granted under employee stock compensation plans, and the exercise of warrants using the treasury stock method; and (ii) the conversion of the convertible redeemable preferred stock, and convertible loan using the “if-converted” method, by adding to net loss the change in the fair value of the convertible loan, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of these instruments. For further details on the effects on the instruments described below, please see note 2 above.

Options to purchase 964,586 and 890,493 shares of common stock at an average exercise price of $0.4891 and $0.1518 per share were outstanding as of December 31, 2022 and 2021, respectively, but were not included in the computation of diluted EPS because to do so would have had antidilutive effect on the basic loss per share.

RSU’s to purchase 592,000 shares of common stock at an average grant date fair value of $1.62 per share were outstanding as of December 31, 2022 but were not included in the computation of diluted EPS because to do so would have had antidilutive effect on the basic loss per share.

Redeemable convertible Preferred stock, which was convertible into 7,731,083 shares of common stock was outstanding as of December 31, 2021 but was not included in the computation of diluted EPS because to do so would have had antidilutive effect on the basic loss per share.

The convertible loan was not included in the calculation of the diluted loss per share as the loan was convertible into shares of common stock only upon the occurrence of a contingent event which had yet to occur as of December 31, 2021. For more details see note 11.

Warrants convertible into 178,281 of the Company’s redeemable preferred stock were outstanding as of December 31, 2021 but were not included in the computation of diluted EPS because to do so would have had an antidilutive effect on the basic loss per share (See Note 14(b)).

Warrants convertible into 73,048 and 48,109 of the Company’s common stock were outstanding as of December 31, 2022, and 2021 but were not included in the computation of diluted EPS because to do so would have had an antidilutive effect on the basic loss per share (See Note 14(a)).

Warrants convertible into 294,875 of the Company’s common stock were outstanding as of December 31, 2022 but were not included in the computation of diluted EPS because to do so would have had an antidilutive effect on the basic loss per share (See Note 2).